Members of the Management Board (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Members Of Management Board
Share options granted, value	€ 1,300	€ 1,100	€ 900